UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2010
Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Silver Point Capital, L.P.
           --------------------------
Address:   Two Greenwich Plaza
           --------------------------
           Greenwich, CT 06830
           --------------------------


Form 13F File Number: 028-11466

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Frederick H. Fogel
        --------------------
Title:  Authorized Signatory
        --------------------
Phone:  (203) 542-4000
        --------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Frederick H. Fogel             Greenwich, CT                      11/15/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              32

Form 13F Information Table Value Total:  $      312,087
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMERICAN CAP LTD            COM              02503Y103    4,358   750,000 SH       DEFINED               750,000      0    0
ARGO GROUP INTL HLDGS LTD   COM              G0464B107   30,398   875,000 SH       DEFINED               875,000      0    0
BANK OF AMERICA CORPORATION CALL             060505904       45     5,000     CALL DEFINED                 5,000      0    0
CIT GROUP INC               COM NEW          125581801   41,841 1,025,003 SH       DEFINED             1,025,003      0    0
CITIGROUP INC               CALL             172967901    3,780    90,000     CALL DEFINED                90,000      0    0
EXCO RESOURCES INC          COM              269279402   28,190 1,895,757 SH       DEFINED             1,895,757      0    0
EXIDE TECHNOLOGIES          *W EXP 05/05/201 302051123        1    78,500 SH       DEFINED                78,500      0    0
GOLDMAN SACHS GROUP INC     CALL             38141G904       72       600     CALL DEFINED                   600      0    0
GRACE W R & CO DEL NEW      COM              38388F108   55,880 2,000,000 SH       DEFINED             2,000,000      0    0
ISHARES TR                  CALL             464287905    7,480    20,000     CALL DEFINED                20,000      0    0
ISTAR FINL INC              COM              45031U101      459   150,000 SH       DEFINED               150,000      0    0
JPMORGAN CHASE & CO         CALL             46625H900       34     5,000     CALL DEFINED                 5,000      0    0
KKR & CO L P DEL            COM UNITS        48248M102   10,335   975,000 SH       DEFINED               975,000      0    0
NAVISITE INC                COM NEW          63935M208    1,380   411,800 SH       DEFINED               411,800      0    0
RADNET INC                  COM              750491102    5,364 2,235,000 SH       DEFINED             2,235,000      0    0
ROYAL BK SCOTLAND GROUP PLC ADR PREF SHS R   780097747    1,154    75,000 SH       DEFINED                75,000      0    0
ROYAL BK SCOTLAND GROUP PLC ADR PFD  SER P   780097762    1,168    75,600 SH       DEFINED                75,600      0    0
ROYAL BK SCOTLAND GROUP PLC ADR PREF SER N   780097770    1,107    71,400 SH       DEFINED                71,400      0    0
ROYAL BK SCOTLAND GROUP PLC SP ADR PREF  M   780097796    1,084    70,000 SH       DEFINED                70,000      0    0
ROYAL BK SCOTLAND GROUP PLC SP ADR PREF  S   780097739    1,383    87,500 SH       DEFINED                87,500      0    0
ROYAL BK SCOTLAND GROUP PLC ADR PREF SHS Q   780097754    1,541    95,000 SH       DEFINED                95,000      0    0
ROYAL BK SCOTLAND GROUP PLC SP ADR PREF  T   780097713    1,427    85,000 SH       DEFINED                85,000      0    0
SELECT SECTOR SPDR TR       CALL             81369Y903    2,380    23,338     CALL DEFINED                23,338      0    0
SELECT SECTOR SPDR TR       CALL             81369Y905    1,331    28,940     CALL DEFINED                28,940      0    0
SELECT SECTOR SPDR TR       CALL             81369Y906    4,040    20,000     CALL DEFINED                20,000      0    0
SPDR GOLD TRUST             GOLD SHS         78463V107   30,698   240,000 SH       DEFINED               240,000      0    0
SPDR GOLD TRUST             CALL             78463V907    9,200    10,000     CALL DEFINED                10,000      0    0
SPDR S&P 500 ETF TR         TR UNIT          78462F103   30,233   264,903 SH       DEFINED               264,903      0    0
SPDR S&P 500 ETF TR         CALL             78462F903    8,600    20,000     CALL DEFINED                20,000      0    0
SPDR S&P 500 ETF TR         PUT              78462F953    3,880    70,000     PUT  DEFINED                70,000      0    0
SUPERMEDIA INC              COM              868447103    2,008   190,000 SH       DEFINED               190,000      0    0
TORCH ENERGY ROYALTY TRUST  UNIT BEN INT     891013104   21,236 5,931,709 SH       DEFINED             5,931,709      0    0
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